Net Loss Per Share - Summary of Shares Outstanding Excluded from Calculation of Diluted Net Loss Per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shares Issuable Upon Exercise of Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares outstanding excluded from calculation of diluted net loss per ordinary share	46,558,578	55,825,379	69,409,835
Shares Issuable Upon Vesting of Restricted Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares outstanding excluded from calculation of diluted net loss per ordinary share	14,430,689	9,272,591	423,804
Shares Issuable Upon Conversion of Series A Convertible Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares outstanding excluded from calculation of diluted net loss per ordinary share			17,085,275
Shares Issuable Upon Conversion of Series B Convertible Redeemable Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares outstanding excluded from calculation of diluted net loss per ordinary share			34,544,762
Shares Issuable Upon Conversion of Series B+ Convertible Redeemable Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares outstanding excluded from calculation of diluted net loss per ordinary share			54,083,288
Shares Issuable Upon Conversion of Series C Convertible Redeemable Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares outstanding excluded from calculation of diluted net loss per ordinary share			50,195,203
Shares Issuable Upon Conversion of Series D Convertible Redeemable Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares outstanding excluded from calculation of diluted net loss per ordinary share			50,193,243
Shares Issuable Upon Conversion of Series E Convertible Redeemable Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares outstanding excluded from calculation of diluted net loss per ordinary share			78,824,567
Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares outstanding excluded from calculation of diluted net loss per ordinary share			4,959